Lease Commitments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Lease Commitments Details
2013		$ 46,393
2014	47,206	47,206
2015	47,056	47,056
2016	48,110	48,110
2017	16,154	16,154
2018
Total minimum lease payments	$ 158,526	$ 204,919